Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund - Class A, B, C and Y

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:

Invesco Convertible Securities Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund - Class A, B, C and Y	Class A, Invesco Convertible Securities Fund	Class B, Invesco Convertible Securities Fund	Class C, Invesco Convertible Securities Fund	Class Y, Invesco Convertible Securities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund - Class A, B, C and Y		Class A, Invesco Convertible Securities Fund	Class B, Invesco Convertible Securities Fund	Class C, Invesco Convertible Securities Fund	Class Y, Invesco Convertible Securities Fund
Management Fees		0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	1.01%	1.76%	1.76%	0.76%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund - Class A, B, C and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Convertible Securities Fund	647	854	1,077	1,718
Class B, Invesco Convertible Securities Fund	679	854	1,154	1,875
Class C, Invesco Convertible Securities Fund	279	554	954	2,073
Class Y, Invesco Convertible Securities Fund	78	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund - Class A, B, C and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Convertible Securities Fund	647	854	1,077	1,718
Class B, Invesco Convertible Securities Fund	179	554	954	1,875
Class C, Invesco Convertible Securities Fund	179	554	954	2,073
Class Y, Invesco Convertible Securities Fund	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Convertible Securities Trust (the predecessor fund) and the Fund for the fiscal year October 1, 2009 to September 30, 2010 was 85% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period October 1, 2010 to December 31, 2010 was 24% of the average value of the portfolio."